EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Trip.com Group Limited	¥ 17,067	$ 2,338	¥ 9,918	¥ 1,403
Eliminate the dilutive effect of interest expense of convertible notes | ¥	1		1
Numerator for diluted earnings per share | ¥	¥ 17,068		¥ 9,919	¥ 1,403
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	654,035,399	654,035,399	652,859,211	648,380,590
Dilutive effect of convertible notes	82,750	82,750	89,065
Dilutive effect of share options and RSUs	34,586,733	34,586,733	18,113,964	8,712,236
Denominator for diluted earnings per ordinary share	688,704,882	688,704,882	671,062,240	657,092,826
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	837,301	837,301	4,583,793	19,062,550
Convertible Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share				906,820
Stock options
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	837,301	837,301	4,583,793	18,155,730
Ordinary shares
Denominator:
Basic earnings per share | (per share)	¥ 26.1	$ 3.58	¥ 15.19	¥ 2.17
Diluted earnings per share | (per share)	24.78	3.39	14.78	2.14
ADS
Denominator:
Basic earnings per share | (per share)	26.1	3.58	15.19	2.17
Diluted earnings per share | (per share)	¥ 24.78	$ 3.39	¥ 14.78	¥ 2.14